LOSS PER SHARE	3 Months Ended
Mar. 31, 2022
Disclosure of Loss per share [Abstract]
LOSS PER SHARE

9.LOSS PER SHARE

Basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the year.

Diluted loss per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potential dilutive stock options to common shares.

	Three Months ended March 31,
	2022	2021
Numerator:
Net loss	$(9,221)	$(14,794)
Denominator:
Weighted average number of common shares outstanding for basic EPS	111,202,690	97,517,298
Adjustment for stock options	-	-
Weighted average number of common shares outstanding for diluted EPS	111,202,690	97,517,298

Basic and diluted loss per share	$(0.08)	$(0.15)